Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Property Plant and Equipment

	Aircraft, engines and flight equipment	Buildings	Other property, plant and equipment	Construction in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
December 31, 2021
At January 1, 2021
Cost	144,827	15,816	10,337	3,362	174,342
Accumulated depreciation and impairment	(63,868)	(3,102)	(6,329)	—	(73,299)

Net carrying amount	80,959	12,714	4,008	3,362	101,043

At January 1, 2021, net of accumulated depreciation and impairment	80,959	12,714	4,008	3,362	101,043
Additions	2,343	170	626	1,467	4,606
Disposals	(3,094)	(85)	(63)	—	(3,242)
Transfer from construction in progress	—	745	279	(1,024)	—
Transfer from investment properties (Note 17)	—	34	—	—	34
Transfer from right-of-use assets (Note 18(a))	809	—	—	—	809
Transfer to other non-current assets	—	—	—	(517)	(517)
Impairment	(1)	—	—	—	(1)
Depreciation provided during the year	(7,958)	(536)	(996)	—	(9,490)

At December 31, 2021, net of accumulated depreciation and impairment	73,058	13,042	3,854	3,288	93,242

At December 31, 2021:
Cost	136,247	16,562	10,986	3,288	167,083
Accumulated depreciation and impairment	(63,189)	(3,520)	(7,132)	—	(73,841)

Net carrying amount	73,058	13,042	3,854	3,288	93,242

	Aircraft, engines and flight equipment RMB million	Buildings RMB million	Other property, plant and equipment RMB million	Construction in progress RMB million	Total RMB million
December 31, 2020
At January 1, 2020
Cost	133,845	14,153	10,217	3,857	162,072
Accumulated depreciation and impairment	(54,366)	(2,499)	(5,770)	—	(62,635)

Net carrying amount	79,479	11,654	4,447	3,857	99,437

At January 1, 2020, net of accumulated depreciation and impairment	79,479	11,654	4,447	3,857	99,437
Additions	3,517	69	528	1,055	5,169
Disposals	(781)	(22)	(102)	(425)	(1,330)
Transfer from construction in progress	—	1,102	21	(1,123)	—
Transfer from advanced payments on acquisition of aircraft	53	—	—	—	53
Transfer from investment properties (Note 17)	—	425	—	—	425
Transfer from right-of-use assets (Note 18(a))	6,402	—	—	—	6,402
Transfer to investment properties (Note 17)	—	(13)	—	—	(13)
Transfer to other non-current assets	—	—	—	(2)	(2)
Depreciation provided during the year	(7,680)	(501)	(886)	—	(9,067)
Impairment (note)	(31)	—	—	—	(31)

At December 31, 2020, net of accumulated depreciation and impairment	80,959	12,714	4,008	3,362	101,043

At December 31, 2020:
Cost	144,827	15,816	10,337	3,362	174,342
Accumulated depreciation and impairment	(63,868)	(3,102)	(6,329)	—	(73,299)

Net carrying amount	80,959	12,714	4,008	3,362	101,043

Note: During the year ended December 31, 2020, the Group made an impairment provision of
RMB31 million for certain retired engines, the recoverable amount is determined based on the estimated market prices.

Aircraft [member]
Statement [Line Items]
Summary of Property Plant and Equipment
The following table indicates the cost and net carrying amount of the Group’s aircraft pledged as collateral under certain borrowing arrangements (Note 37):

	2021		2020
	Cost RMB million	Net carrying Amount RMB million	Cost RMB million	Net carrying Amount RMB million
Aircraft

— pledged as collateral	31,958	23,129	26,149	17,515